Note 21 - Deferred Income Tax - Recovery Analysis of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets to be recovered after 12 months	$ (205,590)	$ (225,680)
Deferred tax liabilities to be settled after 12 months	254,801	336,982
Later than one year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets to be recovered after 12 months	(640,603)	(538,274)
Deferred tax liabilities to be settled after 12 months	$ 840,892	$ 766,852